Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Obligations

The following table presents our debt obligations at the dates indicated.

	December 31,	December 31,
	2015	2014
	(In thousands)
$2.0 billion revolving credit facility, variable-rate, due June 2019	$423,000	$183,000
5.875% senior unsecured notes, due July 2022 ("MRD Senior Notes") (1) (2)	600,000	600,000
Unamortized debt issuance costs	(10,936)	(12,455)
Total long-term debt	$1,012,064	$770,545

(1)	The estimated fair value of this fixed-rate debt was $525.0 million and $534.0 million at December 31, 2015 and 2014, respectively.
(2)	The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.

Borrowing Base Credit Facility	The borrowing base for our revolving credit facility was the following at the date indicated:
December 31,
2015
$2.0 billion revolving credit facility, variable-rate, due June 2019	$1,000,000

Summary of Weighted-Average Interest Rates Paid On Variable-Rate Debt Obligations

The following table presents the weighted-average interest rates paid on our variable-rate debt obligations for the periods presented:

Credit Facility	For the Year Ended December 31,
	2015	2014	2013
Revolving credit facility	1.92%	1.99%	n/a
WildHorse Resources revolver terminated June 2014	n/a	4.04%	2.30%
WildHorse Resources second lien terminated June 2014	n/a	6.44%	7.60%
Black Diamond terminated November 2013	n/a	n/a	3.97%

Summary of Unamortized Deferred Financing Costs Associated with Debt Obligations

Unamortized deferred financing costs associated with our debt obligations were as follows at the dates indicated:

	December 31,	December 31,
	2015	2014
	(In thousands)
Revolving credit facility	$4,976	$4,285
Senior Notes	10,936	12,455
	$15,912	$16,740